Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Entity File Number	001-41742
Entity Registrant Name	SAGIMET BIOSCIENCES INC.
Entity Central Index Key	0001400118
Entity Tax Identification Number	20-5991472
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 Bovet Road
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	561-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A Common Stock, $0.0001 par value per share
Trading Symbol	SGMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false